Consolidated Statements of Cash Flows		3 Months Ended	12 Months Ended
		Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	[1]	$ (160,787,979)	$ (8,518,520)	$ (17,428,428)
Net loss from discontinued operations		(157,975)	(1,140,921)	(2,768,114)
Net loss from continuing operations		(160,630,004)	(7,377,599)	(14,660,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount		413,911	315,834
Amortization of intangible assets				2,371,567
Stock-based compensation		5,603	229,605	370,878
Loss on extinguishment of vendor obligations		277,993	288,835
Gain on extinguishment of vendor obligations			(211,200)
Gain on extinguishment of due to affiliates			(192,069)
Provision for bad debt – related parties				529,488
Impairment loss			391,217	11,914,320
Gain on sale of investment		(63,759)
Day one loss on stock purchase warrants issued in connection with private placement		13,533,404
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes		663,408
Change in fair value of liability-classified stock purchase warrants		140,584,780
Change in fair value of derivative liabilities		624,888
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified		45,784
Changes in operating assets and liabilities:
Other current assets		136,438	(236,235)	(851)
Due from affiliates				(493,725)
Accounts payable		69,600
Due to affiliates			2,919,129	134,120
Interest payable - related parties		20,949	44,111
Accrued expenses and other current liabilities		2,860,965	2,934,934	189,132
Net cash provided by (used in) operating activities – continuing operations		(1,456,040)	(893,438)	354,615
Net cash provided by (used in) operating activities – discontinued operations		1,115,948	(2,925,005)	(1,586,997)
NET CASH USED IN OPERATING ACTIVITIES		(340,092)	(3,818,443)	(1,232,382)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of investment		63,759
Advance to target of planned acquisition		(1,000,000)
Net cash provided by (used in) investing activities – continuing operations		(936,241)
Net cash provided by (used in) investing activities – discontinued operations			132,826	(1,109,936)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		(936,241)	132,826	(1,109,936)
CASH FLOWS FROM FINANCING ACTIVITIES:
Business Combination, net of issuance costs			150,161
Proceeds from issuance of loans payable - related parties			1,353,640	270,563
Proceeds from issuance of private placement and embedded derivative, net of issuance costs		9,134,876
Proceeds from issuance of common stock, net of issuance costs		477,795
Repayments on loans payable - related parties		(1,000,000)
Proceeds from issuance of convertible notes payable and embedded derivative, net of issuance costs		450,000
Proceeds from issuance of convertible notes payable and stock purchase warrants, net of issuance costs			996,075
Proceeds from issuance of note payable and stock purchase warrants			78,000
Net cash provided by financing activities – continuing operations		9,062,671	2,577,876	270,563
Net cash provided by financing activities – discontinued operations			422,527	147,753
NET CASH PROVIDED BY FINANCING ACTIVITIES		9,062,671	3,000,403	418,316
EFFECT OF EXCHANGE RATE ON CASH – DISCONTINUED OPERATIONS		35,844	28,854	231,404
NET CHANGE IN CASH		7,822,182	(656,360)	(1,692,598)
Cash - beginning of period, including discontinued operations		35,459	691,819	2,384,417
Cash - end of period, including discontinued operations		7,857,641	35,459	691,819
Less: cash from discontinued operations		959,944	35,086	683,970
Cash – end of period from continuing operations		6,897,697	373	7,849
Cash paid for:
Interest			1,436
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest			613,410
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock			(342,847)
Issuance of common stock to settle due to affiliates			6,627,314
Capital reduction on settlement of due to affiliates through issuance of common stock			(3,900,254)
Issuance of common stock to settle accrued expenses and other current liabilities		759,993	1,880,187
Settlement of due to affiliates through issuance of loan payable – related parties			1,213,348
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock			213,386
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant			1,802,215
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest			37,978
Settlement of loans payable – related parties through exchange of due from affiliates			11,855
Fair value of derivative liability embedded within convertible note payable		(847,753)
Fair value of liability-classified stock purchase warrants issued in connection with the private placement agreement		23,239,044
Issuance of common stock issued as compensation for services		1,364,025
Issuance of common stock issued to settle Exit and Settlement Agreement		325,032
Issuance of common stock issued as compensation to board of directors		959,100
Fair value of liability-classified warrants issued in connection with conversion of convertible notes		(663,408)
Settlement of convertible notes payable through issuance of common stock		771,085
Fair value of stock purchase warrants reclassified from equity-classified to liability-classified		$ (283,293)

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.